                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                             DIAMONDS TRUST SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                                OCTOBER 31, 2000






"Dow Jones Industrial Average", "DJIA", "Dow Jones", "The Dow", "THE DOW INDUSTRIALS", and "DIAMONDS" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC and the American Stock Exchange LLC pursuant to a License Agreement with Dow Jones. The Trust, based on the DJIA, is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST SERIES 1
TRUST OVERVIEW


--------------------------------------------------------------------------------


For the fiscal year ended October 31, 2000, the Diamonds Trust (the "Trust") returned a positive 3.7%. The Trust finished 1999 with a 7.2% gain for the months of November and December. Increases in worker productivity with little resulting signs of inflationary pressures made the outlook attractive for investors. However, the Federal Reserve continued to raise short-term rates in an effort to prevent the economy from overheating while attempting to orchestrate a "soft-landing" for the economy. As a result, the ride for the equity markets in 2000 has been anything but smooth. The Trust declined 11.8% in the months of January and February wiping out its positive start to the fiscal year. A rise in March of 7.8% was followed by three consecutive months of negative returns. Technology stocks finally began to fall back to earth as investors realized that the incredibly high valuations for some of these companies could no longer be justified. The technology sector had a more significant impact on the Trust's performance than in prior years due to the additions of Microsoft and Intel to the index at the beginning of the year. With the economy continuing to grow and unemployment hovering around 4%, fears of inflation lingered and sustained periods of rapid earnings growth seemed to be in jeopardy. This sparked the Federal Reserve to increase interest rates again in May, and this time by 50 basis points. The Trust came charging back in August with a return of 6.7%, but a slew of earnings disappointments caused a pullback in the market in September. This was characteristic of the entire year as the equity market could not seem to sustain any momentum as it had done so easily in the past few years. The fiscal year saw increasing volatility and lighter than usual volumes. The Dow Jones Industrial Average had nearly 40% of it's trading days posting returns in excess of +/- 1%, while the NASDAQ had nearly 70% of it's trading days end with the same results.

The largest positive performers in the Dow Jones Industrial Average ("Dow") during this twelve month period included Hewlett Packard (68.1%), Philip Morris (53.2%), and Boeing (48.4%). The largest negative performers in the Dow over the same period were AT&T (-48.5%), Caterpillar (-34.2%), and Eastman Kodak (-32.4%).

DIAMONDS TRUST SERIES 1
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000


--------------------------------------------------------------------------------

COMMON STOCKS                                          SHARES          VALUE
--------------------------------------------------------------------------------
Alcoa, Inc. ..................................        1,106,937   $   31,755,255
American Express Co. .........................        1,106,937       66,416,220
AT & T Corp. .................................        1,106,937       25,667,102
Boeing Co. ...................................        1,106,937       75,064,165
Caterpillar, Inc. ............................        1,106,937       38,811,979
Citigroup, Inc. ..............................        1,106,937       58,252,560
Coca-Cola Co. ................................        1,106,937       66,831,321
Disney (Walt) Co. (The) ......................        1,106,937       39,642,181
Du Pont (E.I.) de Nemours & Co., Inc. ........        1,106,937       50,227,266
Eastman Kodak Co. ............................        1,106,937       49,673,798
Exxon Mobil Corp. ............................        1,106,937       98,724,944
General Electric Co. .........................        1,106,937       60,673,984
General Motors Corp. .........................        1,106,937       68,768,461
Hewlett-Packard Co. ..........................        1,106,937       51,403,341
Home Depot, Inc. .............................        1,106,937       47,598,291
Honeywell International, Inc. ................        1,106,937       59,567,047
Intel Corp. ..................................        1,106,937       49,812,165
International Business Machines Corp. ........        1,106,937      109,033,295
International Paper Co. ......................        1,106,937       40,541,568
Johnson & Johnson ............................        1,106,937      101,976,571
McDonald's Corp. .............................        1,106,937       34,315,047
Merck & Co., Inc. ............................        1,106,937       99,555,146
Microsoft Corp. * ............................        1,106,937       76,240,286
Minnesota Mining & Manufacturing Co. .........        1,106,937      106,957,788
Morgan (J.P.) & Co., Inc. ....................        1,106,937      183,198,073
Philip Morris Cos., Inc. .....................        1,106,937       40,541,568
Procter & Gamble Co. .........................        1,106,937       79,076,812
SBC Communications, Inc. .....................        1,106,937       63,856,428
United Technologies Corp. ....................        1,106,937       77,278,039
Wal-Mart Stores, Inc. ........................        1,106,937       50,227,266
                                                                  --------------

Total Investments - (Cost $2,134,300,985) ....                    $2,001,687,967
                                                                  ==============

(*) Denotes non-income producing security.


See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000


--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at value (cost $2,134,300,985) ...................   $ 2,001,687,967
    Cash ........................................................................         3,021,005
    Receivable for investments sold .............................................        46,836,770
    Dividends receivable ........................................................         1,326,460
    Deferred organization costs .................................................         1,106,361
                                                                                    ---------------

TOTAL ASSETS ....................................................................     2,053,978,563

LIABILITIES
    Payable for investments purchased ...........................................        47,082,426
    Payable for income delivered for DIAMONDS issued/redeemed in-kind ...........             9,700
    Distributions payable .......................................................         2,508,889
    Due to Sponsor ..............................................................         1,073,870
    Accrued Trustee fees ........................................................           156,622
    Accrued expenses and other liabilities ......................................           541,601
                                                                                    ---------------

TOTAL LIABILITIES ...............................................................        51,373,108
                                                                                    ---------------

NET ASSETS ......................................................................   $ 2,002,605,455
                                                                                    ===============


NET ASSETS REPRESENTED BY:
    Paid in surplus relating to 18,250,758 units of fractional undivided interest
        ("DIAMONDS") outstanding; unlimited units authorized ....................   $ 2,165,538,763
    Distribution in excess of net investment income .............................          (724,447)
    Accumulated net realized loss on investments ................................       (29,595,843)
    Net unrealized depreciation on investments ..................................      (132,613,018)
                                                                                    ---------------

NET ASSETS ......................................................................   $ 2,002,605,455
                                                                                    ===============


Net asset value per DIAMOND ($2,002,605,455 / 18,250,758 DIAMONDS) ..............   $        109.73
                                                                                    ===============




See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
STATEMENTS OF OPERATIONS


--------------------------------------------------------------------------------

                                                        FOR THE YEAR        FOR THE YEAR       FOR THE PERIOD
                                                           ENDED               ENDED               ENDED
                                                      OCTOBER 31, 2000    OCTOBER 31, 1999    OCTOBER 31, 1998*
                                                      ----------------    ----------------    -----------------

INVESTMENT INCOME
    Dividend income ..............................      $  27,110,365       $   9,701,986       $   3,218,084
                                                        -------------       -------------       -------------

EXPENSES
    Marketing expense ............................          2,800,000             712,625           2,780,541
    Trustee expense ..............................          1,677,261             912,453             240,341
    DJIA license fee .............................          1,000,000           1,000,000             797,260
    Amortization of organization costs ...........            503,642             502,266             195,661
    SEC registration expense .....................            235,534             152,003              93,200
    Printing and postage expense .................            162,000             154,540             641,161
    Legal and audit services .....................             56,389              39,097             136,370
    Miscellaneous expense ........................                700               1,280                 100
                                                        -------------       -------------       -------------
Total expenses ...................................          6,435,526           3,474,264           4,884,634
    Rebate from Sponsor ..........................         (2,597,968)         (1,418,867)         (4,301,113)
    Rebate from Trustee ..........................           (599,740)           (912,453)           (231,341)
                                                        -------------       -------------       -------------
Net expenses .....................................          3,237,818           1,142,944             352,180
    Trustee earnings credit ......................           (133,506)            (22,000)             (5,168)
                                                        -------------       -------------       -------------
Net expenses after Trustee earnings credit .......          3,104,312           1,120,944             347,012
                                                        -------------       -------------       -------------

NET INVESTMENT INCOME ............................         24,006,053           8,581,042           2,871,072
                                                        -------------       -------------       -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions          189,376,879         115,756,556          27,304,522
    Net change in unrealized depreciation ........       (119,522,465)         (7,307,187)         (5,783,366)
                                                        -------------       -------------       -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..         69,854,414         108,449,369          21,521,156
                                                        -------------       -------------       -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .......      $  93,860,467       $ 117,030,411       $  24,392,228
                                                        =============       =============       =============


* The Trust commenced operations on January 14, 1998.


See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                    FOR THE YEAR          FOR THE YEAR        FOR THE PERIOD
                                                                        ENDED                 ENDED                ENDED
                                                                  OCTOBER 31, 2000      OCTOBER 31, 1999     OCTOBER 31, 1998*
                                                                  ----------------      ----------------     -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..................................      $    24,006,053       $     8,581,042       $     2,871,072
    Net realized gain on investment transactions ...........          189,376,879           115,756,556            27,304,522
    Net change in unrealized depreciation ..................         (119,522,465)           (7,307,187)           (5,783,366)
                                                                  ---------------       ---------------       ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................           93,860,467           117,030,411            24,392,228
                                                                  ---------------       ---------------       ---------------

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
    PRICE OF UNITS ISSUED AND REDEEMED, NET ................               63,116               459,889               206,316
                                                                  ---------------       ---------------       ---------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
    Net investment income ..................................          (24,006,053)           (8,581,042)           (2,871,072)
    In excess of net investment income .....................             (411,609)             (262,907)             (103,209)
                                                                  ---------------       ---------------       ---------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS .........................          (24,417,662)           (8,843,949)           (2,974,281)
                                                                  ---------------       ---------------       ---------------

NET INCREASE IN NET ASSETS FROM ISSUANCE
    AND REDEMPTION OF DIAMONDS .............................          892,111,223           575,660,769           296,396,278
                                                                  ---------------       ---------------       ---------------

NET INCREASE IN NET ASSETS DURING PERIOD ...................          961,617,144           684,307,120           318,020,541

NET ASSETS AT BEGINNING OF PERIOD ..........................        1,040,988,311           356,681,191            38,660,650
                                                                  ---------------       ---------------       ---------------

NET ASSETS END OF PERIOD(A) ................................      $ 2,002,605,455       $ 1,040,988,311       $   356,681,191
                                                                  ===============       ===============       ===============



(a) Includes distribution in excess of net investment income      $      (724,447)      $      (366,116)      $      (103,209)
                                                                  ---------------       ---------------       ---------------


* The Trust commenced operations on January 14, 1998.


See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE PERIOD


--------------------------------------------------------------------------------

                                                                FOR THE YEAR          FOR THE YEAR         FOR THE PERIOD
                                                                    ENDED                 ENDED                 ENDED
                                                             OCTOBER 31, 2000(5)   OCTOBER 31, 1999(5)   OCTOBER 31, 1998(1)
                                                             -------------------   -------------------   -------------------

NET ASSET VALUE, BEGINNING OF PERIOD .....................      $      107.31        $          85.94      $        77.32
                                                                -------------         ---------------      --------------

INVESTMENT OPERATIONS:
    Net investment income ................................               1.43                    1.41                0.98
    Net realized and unrealized gain on investments ......               2.47                   21.36                8.59
                                                                -------------         ---------------      --------------

TOTAL FROM INVESTMENT OPERATIONS .........................               3.90                   22.77                9.57
                                                                -------------         ---------------      --------------
UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN PRICE OF UNITS ISSUED AND
    REDEEMED, NET ........................................               0.00(6)                 0.08                0.05
                                                                -------------         ---------------      --------------

LESS DISTRIBUTIONS FROM:
    Net investment income ................................              (1.43)                  (1.41)              (0.98)
    In excess of net investment income ...................              (0.05)                  (0.07)              (0.02)
                                                                -------------         ---------------      --------------
TOTAL DISTRIBUTIONS ......................................              (1.48)                  (1.48)              (1.00)
                                                                -------------         ---------------      --------------

NET ASSET VALUE, END OF PERIOD ...........................      $      109.73        $         107.31      $        85.94
                                                                -------------         ---------------      --------------

TOTAL INVESTMENT RETURN(4) ...............................               3.68%                  26.71%              12.44%

RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
    Net investment income ................................               1.34%                   1.37%               1.49%(2)
    Total expenses .......................................               0.17%                   0.18%               0.18%(2)
    Portfolio turnover rate(3) ...........................              23.85%                  34.70%               3.23%
    Total expenses excluding trustee
         earnings credit .................................               0.18%                   0.18%               0.18%(2)
    Total expenses excluding rebates, trustee earnings
         credit and waivers(7) ...........................               0.36%                   0.37%               2.35%(2)

NET ASSET VALUE, END OF PERIOD (000'S) ...................      $   2,002,605         $     1,040,988      $      356,681

(1)      The Trust commenced operations on January 14, 1998.
(2)      Annualized.
(3) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.
(4) Total returns for periods of less than one year are not annualized and do not include transaction fees.
(5) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(6)      Amount shown represents less than $0.01.
(7) Excludes expenses reimbursed by the Sponsor and Trustee from the period January 14, 1998 through February 29, 2000 and the Sponsor from the period March 1, 2000 through October 31, 2000.


See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000


--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION

DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMONDS Unit". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.


SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.


INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.


DISTRIBUTIONS TO UNITHOLDERS

The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.


ORGANIZATION COSTS

The Trust incurred organization costs of $2,307,929, which have been capitalized and are being charged to operations ratably over a period of 60 months.

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000


--------------------------------------------------------------------------------
FEDERAL INCOME TAX

The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. During the fiscal year ended October 31, 2000, the Trust reclassified $201,180,978 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities. The Trust incurred net capital losses of $282,282 for the fiscal period ended October 31, 1998, $17,127,379 for the fiscal year ended October 31, 1999, and $11,386,434 for the fiscal year ended October 31, 2000. These losses may be utilized to offset any net realized capital gains through October 31, 2006, October 31, 2007, and October 31, 2008, respectively.


NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the period November 1, 1999 through February 29, 2000:

  Net asset value of the Trust    Fee as a percentage of net asset value of the Trust
  ----------------------------    ---------------------------------------------------
  $0 - $499,999,999               15/100 of 1% per annum plus or minus the Adjustment Amount
  $500,000,000 - $999,999,999     13/100 of 1% per annum plus or minus the Adjustment Amount
  $1,000,000,000 - and above      11/100 of 1% per annum plus or minus the Adjustment Amount

Effective March 1, 2000, the Trustee contractually reduced, on a permanent basis, the Trustee Fee to the following annual rates:

  Net asset value of the Trust     Fee as a percentage of net asset value of the Trust
  ----------------------------     ---------------------------------------------------
  $0 - $499,999,999                10/100 of 1% per annum plus or minus the Adjustment Amount
  $500,000,000 - $2,499,999,999    8/100 of 1% per annum plus or minus the Adjustment Amount
  $2,500,000,000 - and above       6/100 of 1% per annum plus or minus the Adjustment Amount

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000


--------------------------------------------------------------------------------
NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR (CONTINUED)

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended October 31, 2000, the Adjustment Amount decreased the Trustee's fee by $197,821. The Adjustment Amount included an excess of net transaction fees from processing orders of $64,315 and a Trustee earnings credit of $133,506.

For the fiscal year ended October 31, 2000, PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement by the Sponsor for the fiscal year ended October 31, 2000 was $2,597,968. From the period November 1, 1999 through February 29, 2000, State Street Bank and Trust Company (the "Trustee") agreed to waive the Trustee's fee. The amount of such waiver by the Trustee for the period was $599,740.

Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees.


NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS

Transactions in DIAMONDS were as follows.

                                                               YEAR ENDED
                                                            OCTOBER 31, 2000
                                                      DIAMONDS             Amounts
                                                    -----------       ---------------
DIAMONDS sold                                        30,350,000       $ 3,242,757,491
DIAMONDS issued upon dividend reinvestment                  378                40,754
DIAMONDS redeemed                                   (21,800,000)       (2,350,623,906)
Net income equalization                                    --                 (63,116)
                                                    -----------       ---------------
Net Increase                                          8,550,378       $   892,111,223
                                                    ===========       ===============

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000


--------------------------------------------------------------------------------
NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS (CONTINUED)

                                                            YEAR ENDED
                                                         OCTOBER 31, 1999
                                                  DIAMONDS              Amounts
                                                -------------       ---------------
DIAMONDS sold                                      17,200,000       $ 1,822,509,789
DIAMONDS issued upon dividend reinvestment                194                19,408
DIAMONDS redeemed                                 (11,650,000)       (1,246,408,539)
Net income equalization                                  --                (459,889)
                                                -------------       ---------------
Net Increase                                        5,550,194       $   575,660,769
                                                =============       ===============


                                                 PERIOD FROM JANUARY 14, 1998 TO
                                                          OCTOBER 31, 1998
                                                   DIAMONDS             Amounts
                                                -------------       -------------
DIAMONDS sold                                       6,900,000       $ 578,121,987
DIAMONDS issued upon dividend reinvestment                186              16,132
DIAMONDS redeemed                                  (3,250,000)       (281,535,525)
Net income equalization                                  --              (206,316)
                                                -------------       -------------
Net Increase                                        3,650,186       $ 296,396,278
                                                =============       =============


Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.


NOTE 5 -- INVESTMENT TRANSACTIONS

For the fiscal year ended October 31, 2000, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $2,970,965,688, $2,079,144,713, $425,129,792 and $421,324,815, respectively. At
October 31, 2000, the cost of investments for federal income tax purposes was $2,135,100,735 accordingly, gross unrealized appreciation was $122,307,081, and gross unrealized depreciation was $255,719,849, resulting in net unrealized depreciation of $133,412,768.

DIAMONDS TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS


--------------------------------------------------------------------------------

To the Trustee and Unitholders of
DIAMONDS Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DIAMONDS Trust Series 1 (the "Trust") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2000

DIAMONDS TRUST SERIES 1


--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY  10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 17th Street, Suite 3100
Denver, CO  80202

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY  10005